Related parties	6 Months Ended
Jun. 30, 2022
Related parties
Related parties

12.     Related parties

The supervisory directors of Affimed N.V. received compensation for their services on the Supervisory Board of €107 and €216 (€94 and €192) in the three and six months ended June 30, 2022 (2021), remuneration of the Management Board amounted to €936 and €1,829 (€876 and €1,753).

The Company recognized share-based payment expenses of €719 and €998 (€242 and €350) for supervisory directors and €1,816 and €3,389 (€1,624 and €2,271) for managing directors in the three and six months ended June 30, 2022 (2021).

The following table provides the total amounts of outstanding balances for supervisory board compensation and expense reimbursement related to key management personnel:

	Outstanding balances
	June 30,	December 31,
	2022	2021
Adi Hoess	0	5
Thomas Hecht	20	19
Mathieu Simon	10	8
Ferdinand Verdonck [1]	0	(1)
Ulrich Grau	16	16
Bernhard Ehmer	14	20
Harry Welten	9	10
Annalisa Jenkins	9	9
Uta Kemmerich-Keil	16	19

1 Mr. Verdonck left the Supervisory Board in June 2021.